Income Tax Disclosure	12 Months Ended
Dec. 31, 2021
Notes
Income Tax Disclosure

12.Income Taxes

The Company has non-capital losses carried forward of approximately $1,500,000 available to offset taxable income in future years which expires beginning in fiscal 2026, and expiring in 2041.

The Company is subject to Canadian federal and provincial income taxes at a combined rate of 27% (2020 - 27%). The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2021	2020
	$	$
Income (loss) before income tax	559,039	10,046
Statutory tax rate	27%	27%
Expected tax expense (recovery)	151,000	3,000

Permanent differences	(26,000)	(10,000)
Effect of foreign exchange rate and other	(19,000)	(8,000)
Use of non-capital losses	125,000	-
Change in valuation allowance	(231,000)	15,000
Provision for income taxes	-	-

The significant components of deferred income tax assets and liabilities at December 31, 2021 and 2020, are as follows:

	2021	2020
Deferred income tax assets (liability)	$	$
Non-capital losses carried forward	175,000	351,000
Marketable securities	(39,000)	16,000
Resource pool	27,000	27,000
Asset retirement obligation	(1,000)	(1,000)
Total gross deferred income tax assets	162,000	393,000

Valuation allowance	(162,000)	(393,000)
Net deferred income tax asset	-	-

The Company has approximately $649,000 in non-capital losses to apply to future earnings, which expire between 2034 and 2038.

Tax attributes are subject to review, and potential adjustment, by tax authorities.